CAPITAL STOCK - Schedule of Convertible Stock (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Nov. 02, 2020 shares
Class of Stock [Line Items]
Authorized (in shares)		65,692,332
Outstanding (in shares)		64,472,667
Issued (in shares)		64,472,667
Carrying Value | $	$ 0	$ 291,392	$ 0
Exchange ratio	1.47
Series A Preferred Stock
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 0.0001
Authorized (in shares)		20,385,183
Outstanding (in shares)		20,308,856
Issued (in shares)		20,308,856
Carrying Value | $		$ 26,708
Series B Preferred Stock
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 0.0001
Authorized (in shares)		11,808,789
Outstanding (in shares)		11,808,789
Issued (in shares)		11,808,789
Carrying Value | $		$ 50,686
Series C Preferred Stock
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 0.0001
Authorized (in shares)		8,951,819
Outstanding (in shares)		8,951,819
Issued (in shares)		8,951,819
Carrying Value | $		$ 64,197
Series D-1 Preferred Stock
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 0.0001
Authorized (in shares)		16,436,653		13,377,998
Outstanding (in shares)		15,293,315
Issued (in shares)		15,293,315
Carrying Value | $		$ 109,633
Series D-2 Preferred Stock
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 0.0001
Authorized (in shares)		8,109,888		9,861,666
Outstanding (in shares)		8,109,888
Issued (in shares)		8,109,888
Carrying Value | $		$ 40,168